Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 185	Taxes	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 2
	289	Fees	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 3
	4,518	Infrastructure	CANADA	snj:CA-BC	Province of British Columbia	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 4
	349	Fees	CANADA		Lhtako Dene Nation	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 5
	125	Fees	CANADA		Williams Lake First Nation	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 6
	151	Fees	CANADA		Xatsull First Nation	Cariboo Gold Project	odv:GoldAndSilverResourceMember	Underground Mining
#: 7
	693	Fees	CANADA	snj:CA-QC	Province of Quebec, Department of Energy and Natural Resources	Coulon and James Bay Properties	odv:GoldAndSilverResourceMember	Open Pit
#: 8
	1,548	Taxes	MEXICO		Government of Mexico	Sapuchi	odv:GoldResourceMember	Open Pit
#: 9
	1,917	Fees	MEXICO		Government of Mexico	Sapuchi	odv:GoldResourceMember	Open Pit
#: 10
	$ 1,267	Taxes	UNITED STATES	snj:US-UT	State of Utah	Tintic	odv:GoldResourceMember	Underground Mining